Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 10,221	$ 140,292	$ 317,878
Deferred	(608,759)	(5,280)	(5,280)
Total provision	$ (598,538)	$ 135,012	$ 312,598